Segment Reporting - Long-Lived Assets Attributable to Specific Countries (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 242,898	$ 216,299
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets attributable to specific countries	43,303	36,667
South Africa [Member]
Segment Reporting Information [Line Items]
Long-lived assets attributable to specific countries	99,148	82,631
China [Member]
Segment Reporting Information [Line Items]
Long-lived assets attributable to specific countries	18,180	16,581
Spain [Member]
Segment Reporting Information [Line Items]
Long-lived assets attributable to specific countries	7,485	9,957
All others [Member]
Segment Reporting Information [Line Items]
Long-lived assets attributable to specific countries	$ 74,782	$ 70,463